Summary of Accounts Receivable Net of Allowances and Net Contract Assets (Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Disaggregation Of Revenue [Line Items]
Accounts receivable, less allowance	$ 1,232,350	$ 1,113,818
Contract assets	21,628	18,212
Contract liabilities - short-term	(25,896)	(23,335)
Net Contract Liabilities	(4,268)	$ (5,123)
Change in Contract with Customer, Asset and Liability [Abstract]
Change in accounts receivable, less allowance	118,532
Change in contract assets	3,416
Change in Net Contract Liabilities	$ 855
Percentage of change in accounts receivable, less allowance	10.60%
Percentage of change in contract assets	18.80%
Percentage of change in Net Contract Liabilities	(16.70%)
Short-term
Change in Contract with Customer, Asset and Liability [Abstract]
Change in contract liabilities	$ (2,561)
Percentage of change in contract liabilities	11.00%